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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-10950
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward            Boston, MA        5/14/2010
---------------------------  [City, State]      [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   _______________________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         66

Form 13F Information Table Value Total:   $553,979
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
___   28-_________________   _________________________________________

[Repeat as necessary.]

                                                         FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------

Abbott Laboratories        Common         002824100      4,449    84,445  SH        Sole      NA         Sole
Acorda Therapeutics Inc.   Common         00484M106     12,492   365,265  SH        Sole      NA         Sole
Addus HomeCare Corp.       Common         006739106      1,888   312,500  SH        Sole      NA         Sole
Adolor Corporation         Common         00724X102        756   419,744  SH        Sole      NA         Sole
Aetna Inc.                 Common         00817Y108     12,012   342,131  SH        Sole      NA         Sole
Affymax, Inc.              Common         00826A109      5,349   228,283  SH        Sole      NA         Sole
Akorn, Inc.                Common         009728106      4,305 2,813,984  SH        Sole      NA         Sole
Alexion Pharmaceuticals,
 Inc.                      Common         015351109      2,419    44,500  SH        Sole      NA         Sole
Align Technology, Inc.     Common         016255101     15,722   812,932  SH        Sole      NA         Sole
Alkermes, Inc.             Common         01642T108      3,434   264,752  SH        Sole      NA         Sole
Alnylam Pharmaceuticals,
 Inc.                      Common         02043Q107      3,264   191,758  SH        Sole      NA         Sole
AMAG Pharmaceuticals,
 Inc.                      Common         00163U106      5,752   164,764  SH        Sole      NA         Sole
Amgen Inc.                 Common         031162100     25,187   421,471  SH        Sole      NA         Sole
ARIAD Pharmaceuticals,
 Inc.                      Common         04033A100        676   198,750  SH        Sole      NA         Sole
Becton, Dickinson and
 Company                   Common         075887109      5,591    71,016  SH        Sole      NA         Sole
BioMarin Pharmaceutical
 Inc.                      Common         09061G101      3,061   131,000  SH        Sole      NA         Sole
CardioNet, Inc.            Common         14159L103      1,591   208,000  SH        Sole      NA         Sole
Celgene Corporation        Common         151020104     31,937   515,440  SH        Sole      NA         Sole
Cephalon, Inc.             Common         156708109     13,963   206,003  SH        Sole      NA         Sole
Charles River
 Laboratories
 International, Inc.       Common         159864107      4,577   116,446  SH        Sole      NA         Sole
Clinical Data, Inc.        Common         18725U109        370    19,068  SH        Sole      NA         Sole
Cornerstone Therapeutics
 Inc.                      Common         21924P103      1,106   174,224  SH        Sole      NA         Sole
Cubist Pharmaceuticals,
 Inc.                      Common         229678107     10,134   449,602  SH        Sole      NA         Sole
CVS Caremark Corporation   Common         126650100     13,279   363,200  SH        Sole      NA         Sole
DepoMed Inc.               Common         249908104        923   260,000  SH        Sole      NA         Sole
DURECT Corporation         Common         266605104      3,003   997,671  SH        Sole      NA         Sole
Eurand N.V.                Shares A       N31010106      2,420   214,521  SH        Sole      NA         Sole
Forest Laboratories,
 Inc.                      Common         345838106     15,013   478,732  SH        Sole      NA         Sole
Gen-Probe Inc.             Common         36866T103      4,290    85,809  SH        Sole      NA         Sole
Genzyme Corporation        Common         372917104      9,558   184,417  SH        Sole      NA         Sole
Gilead Sciences, Inc.      Common         375558103     26,406   580,614  SH        Sole      NA         Sole
Hologic, Inc.              Common         436440101     13,854   747,240  SH        Sole      NA         Sole
Human Genome Sciences,
 Inc.                      Common         444903108      1,299    43,000  SH        Sole      NA         Sole
IDEXX Laboratories, Inc.   Common         45168D104     15,036   261,277  SH        Sole      NA         Sole
Illumina, Inc.             Common         452327109     13,399   344,436  SH        Sole      NA         Sole
Impax Laboratories, Inc.   Common         45256B101      8,420   470,937  SH        Sole      NA         Sole
Intuitive Surgical, Inc.   Common         46120E602      9,351    26,860  SH        Sole      NA         Sole
Inverness Medical
 Innovations, Inc.         Common         46126P106     14,862   381,573  SH        Sole      NA         Sole
iShares Nasdaq
 Biotechnology Index Fund  Index          464287556      6,748    74,200  SH        Sole      NA         Sole
Isis Pharmaceuticals,
 Inc.                      Common         464330109      3,936   360,400  SH        Sole      NA         Sole
Johnson & Johnson          Common         478160104      3,857    59,155  SH        Sole      NA         Sole
Laboratory Corp. of
 America Holdings          Common         50540R409     12,855   169,799  SH        Sole      NA         Sole
Life Technologies
 Corporation               Common         53217V109     10,025   191,794  SH        Sole      NA         Sole
Martek Biosciences
 Corporation               Common         572901106      8,634   383,551  SH        Sole      NA         Sole
Masimo Corporation         Common         574795100      2,913   109,720  SH        Sole      NA         Sole
Medco Health Solutions,
 Inc.                      Common         58405U102      3,649    56,514  SH        Sole      NA         Sole
Medivation, Inc.           Common         58501N101      4,721   450,000  SH  Put   Sole      NA         Sole
Mylan Inc.                 Common         628530107      6,494   285,934  SH        Sole      NA         Sole
Myriad Genetics, Inc.      Common         62855J104      6,427   267,228  SH        Sole      NA         Sole
Penwest Pharmaceuticals
 Co.                       Common         709754105      2,256   654,039  SH        Sole      NA         Sole
PerkinElmer, Inc.          Common         714046109     11,338   474,391  SH        Sole      NA         Sole
Perrigo Company            Common         714290103     14,490   246,761  SH        Sole      NA         Sole
Pfizer Inc.                Common         717081103      9,639   562,063  SH        Sole      NA         Sole
Pharmaceutical Product
 Development, Inc.         Common         717124101     11,311   476,240  SH        Sole      NA         Sole
Regeneron
 Pharmaceuticals, Inc.     Common         75886F107      2,996   113,086  SH        Sole      NA         Sole
Shire plc                  Sponsored ADR  82481R106      7,790   118,100  SH        Sole      NA         Sole
Somaxon Pharmaceuticals,
 Inc.                      Common         834453102        649    75,000  SH        Sole      NA         Sole
Stryker Corporation        Common         863667101     15,405   269,223  SH        Sole      NA         Sole
Telik, Inc.                Common         87959M109        444   535,098  SH        Sole      NA         Sole
Teva Pharmaceutical
 Industries, Ltd.          ADR            881624209     33,495   531,000  SH        Sole      NA         Sole
United Therapeutics
 Corporation               Common         91307C102     15,285   276,251  SH        Sole      NA         Sole
VCA Antech Inc.            Common         918194101      3,482   124,217  SH        Sole      NA         Sole
Vertex Pharmaceuticals
 Inc.                      Common         92532F100      5,725   140,088  SH        Sole      NA         Sole
Warner Chilcott plc        Shares A       G94368100      9,761   382,017  SH        Sole      NA         Sole
WellPoint, Inc.            Common         94973V107     13,765   213,809  SH        Sole      NA         Sole
XenoPort, Inc.             Common         98411C100      4,741   512,001  SH        Sole      NA         Sole


COLUMN TOTALS                                         $553,979